EQUITY	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
EQUITY

NOTE 12 – EQUITY

Common Shares

Dogness was established under the laws of BVI on July 11, 2016. The original authorized number of common shares was 15,000,000 shares with par value of $0.002 each. On April 26, 2017, Shareholders of the Company held a meeting (the “Meeting”) and approved the following resolutions: (i) increase the authorized number of common shares to 100,000,000 shares with par value of $0.002 each, of which 15,000,000 were issued and outstanding; and (ii) reclassify the currently issued and outstanding common shares into two classes, Class A common shares and Class B common shares, which have equal economic rights but unequal voting rights, pursuant to which Class A common shares receive one vote each and Class B common shares receive three votes each.

On October 22, 2022, Shareholders of the Company held a meeting and approved a change to the maximum number of shares that the Company is authorized to issue from 100,000,000 made up of two classes with a par value of $0.002 each being 90,931,000 Class A Shares and 9,069,000 Class B Shares to 110,000,000 made up of two classes with a par value of $0.002 each, being 90,931,000 Class A shares and 19,069,000 Class B shares

Initial Public Offering

On December 18, 2017, the Company completed its initial public offering (“IPO”) of 10,913,631 Class A common shares at a public offering price of $5.00 per share. The gross proceeds were approximately $54.6 million before deducting placement agent’s commission and other offering expenses, resulting in net proceeds of approximately $50.2 million. In connection with the offering, the Company’s Class A common shares began trading on the NASDAQ Global Market on December 20, 2017 under the symbol “DOGZ.”

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 12 – EQUITY (continued)

Equity Financing

January 2021 equity financing

On January 20, 2021, the Company closed a securities purchase agreement with certain institutional investors for the sale of 3,455,130 Class A common shares in a registered offering at the price of $2.15 per common share. After the payment of expenses, the Company received approximately $6.6 million in net proceeds from the sale of the common shares.

July 2021 equity financing

On July 19, 2021, the Company closed a securities purchase agreement with certain institutional investors for the sale of 2,178,120 Class A common shares in a registered offering at the price of $1.82 per common share. After payment of expenses, the Company received approximately $3.5 million in net proceeds from the sale of the common shares.

February 2022 equity financing

On February 24, 2022, the Company closed a securities purchase agreement with certain institutional investors for the sale of 1,966,251 Class A common shares in a registered offering at the price of $2.88 per common share. After payment of expenses, the Company received approximately $4.7 million in net proceeds from the sale of the common shares.

June 2022 equity financing

On June 3, 2022, the Company closed a securities purchase agreement with certain institutional investors for the sale of 3,636,365 Class A common shares in a registered offering at the price of $3.30 per common share. After payment of expenses, the Company received approximately $10.9 million in net proceeds from the sale of the common shares.

Common Shares Issued for Service

On April 15, 2021, the Company signed a consulting agreement with Real Miracle Investments Limited (“Real Miracle’) to provide strategic business and marketing consulting services to the Company for nine months from April 15, 2021. As the consideration for the service, Real Miracle is entitled to receive 250,000 of the Company’s Class A common shares within ten days upon signing the agreement. On April 28, 2021, these shares were issued to Real Miracle. These shares were measured at $387,500 which was based on the value of the Company’s Class A common shares at the agreement date and amortized over the service period.

On December 15, 2022, the Company signed a consulting agreement with Real Miracle Investments Limited (“Real Miracle’) to provide strategic business and marketing consulting services to the Company for nine months from December 15, 2022. As the consideration for the service, Real Miracle is entitled to receive 300,000 of the Company’s Class A common shares within ten days upon signing the agreement. On December 19, 2022, these shares were issued to Real Miracle. These shares were measured at $334,500 which was based on the value of the Company’s Class A common shares at the agreement date and amortized over the service period.

On January 26, 2023, the Board adopted resolutions to grant total 1,500,000 Class A common shares to Mr. Silong Chen, the Chief Executive Officer of the Company as part of the annual salary. These shares shall be issued equally on January 26, 2023, 2024 and 2025. On January 26, 2023, the Company issued 500,000 Class A common shares to Mr. Silong Chen as the first tranche of the salary shares. These shares were measured at $1,455,000 which was based on the value of the Company’s Class A common shares at the granted date and amortized over the service period.

On January 26, 2023, the Board adopted resolutions to grant 150,000 Class A common shares to Dr. Yunhao Chen, the Chief Financial Officer of the Company as part of the annual salary. These shares shall be issued equally on January 26, 2023, 2024 and 2025. On January 26, 2023, the Company issued 50,000 Class A common shares to Dr. Yunhao Chen as the first tranche of the salary shares. These shares were measured at $145,500 which was based on the value of the Company’s Class A common shares at the granted date and amortized over the service period. The unissued shares were forfeited due to the resignation of Dr. Yunhao Chen as the Company’s Chief Financial Officer on August 1, 2023.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 12 – EQUITY (continued)

As of June 30, 2023, the Company had an aggregate of 40,124,259 common shares outstanding, consisting of 31,055,259 Class A and 9,069,000 Class B common shares; respectively. As of June 30, 2022, the Company had an aggregate of 39,274,259 common shares outstanding, consisting of 30,205,259 Class A and 9,069,000 Class B common shares; respectively.

Warrants

In connection with and upon closing of the IPO on December 18, 2017, the Company agreed to issue 500,000 warrants to the underwriters and to register herein warrants to purchase up to a total of up to 500,000 Class A common shares (equal to 5% of the aggregate number of Class A common shares sold in the IPO).

These warrants carry a term of three years from the closing of the IPO, and are exercisable at any time, and from time to time, in whole or in part, commencing 180 days from the closing of the IPO and are exercisable at a price equal to $6.25 per share. These underwriter warrants expired on December 18, 2020.

In connection of January 2021 equity financing, warrants carry a term of thirty (30) months after the issuance date to purchase an aggregate of 1,727,565 common shares for $2.70 per share were issued to the investors and warrants carrying a term of thirty (30) months commencing six months after the issuance date to purchase an aggregate of 276,410 common shares for $2.70 per share were issued as commission to the placement agent in the offering. If fully exercised, the Company would receive aggregate gross proceeds from the warrants of approximately $5.4 million. These warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. 1,727,565 warrants to the investors were exercised during year ended June 30, 2022. No warrants were exercised during year ended June 30, 2023.

In connection of July 2021 equity financing, the Company also issued warrants to purchase 174,249 common shares to the placement agent exercisable at $1.82 per share with expiration date on July 15, 2024. No warrants were exercised during year ended June 30, 2023.

In connection of June 2022 equity financing, the Company also issued warrants to purchase 2,181,81 common shares to the investors at $4.20 per share with expiration date on June 3, 2024. No warrants were exercised during year ended June 30, 2023.

Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own shares. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. As of June 30, 2023, 2,632,478 warrants in connection with three equity financings as mentioned above were outstanding, with weighted average exercise price of $3.88 and weighted average remaining life of 1.72 years.

Statutory Reserve

The Company’s subsidiaries located in mainland China are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC regulations until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The Company allocated $Nil, $Nil and $99,727 to statutory reserves during the years ended June 30, 2023, 2022 and 2021 in accordance with PRC regulations, respectively. The restricted amounts as determined by the PRC statutory laws both totaled $291,443 as of June 30, 2023 and 2022, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)